Digital Assets - Schedule of Digital Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Digital Assets [Abstract]
Digital assets held on exchange institutions	$ 379,920,883	$ 221,162,809
Digital assets receivable	20,973
Digital assets	$ 379,941,856	$ 221,162,809